Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (1,591,756)	$ (249,781)	¥ (962,198)	¥ (1,111,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	855,604	134,263	758,038	604,581
Share-based compensation	434,350	68,159	330,114	121,279
Provision for credit losses	112,013	17,577	31,881	20,645
Gain on disposal of property and equipment	(5,814)	(912)	(2,242)	(74)
Changes in fair value of equity investments	(82,492)	(12,945)	(14,301)
Gain on disposal of equity investments	(10,363)	(1,626)
Changes in fair value of purchase consideration of a business acquisition	9,249	1,451
Changes in fair value of contingent consideration of a business acquisition	(7,034)	(1,104)
Issuance costs expensed for follow-on offering			3,727
Foreign exchange loss (gain)	(37,822)	(5,935)	(188,800)	38,961
Deferred income tax	(11,852)	(1,860)	(177)	(177)
Non-cash operating lease expense	52,648	8,262	52,890
Changes in operating assets and liabilities:
Accounts receivable	(947,790)	(148,727)	(1,024,113)	(823,033)
Prepayments and other assets	30,883	4,846	(356,761)	(5,883)
Amounts due from related parties	(2,075)	(326)	(75,315)	84,981
Accounts payable	593,410	93,119	804,198	533,771
Accrued expenses and other liabilities	(91,018)	(14,283)	381,001	103,276
Operating lease liabilities	(31,791)	(4,989)	(45,748)
Amounts due to related parties	2,064	324	8,739	(11,163)
Income tax payable	20,717	3,251	8,457	4,726
Net cash used in operating activities	(708,869)	(111,236)	(290,433)	(439,132)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(723,285)	(113,500)	(1,559,946)	(999,538)
Disposal of property and equipment	8,319	1,305	1,363
Purchases of intangible assets	(12,106)	(1,900)	(16,865)	(115)
Purchases of short-term investments	(2,568,325)	(403,026)	(5,607,690)	(1,111,968)
Proceeds from maturities of short-term investments	2,720,186	426,857	2,891,597	3,107,623
Purchases of land use rights			(14,832)
Acquisition of equity investments	(52,493)	(8,237)	(14,650)	(94,376)
Disposal of equity investments	63,476	9,961
Acquisition of business, net of cash acquired	139,350	21,867
Asset-related government grants received	3,255	511	7,020	5,000
Loans to senior executives				(23,379)
Net cash (used in) generated from investing activities	(421,623)	(66,162)	(4,314,003)	883,247
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term bank loan	(74,351)	(11,667)	(100,000)	(80,787)
Repayment of short-term bank loans	(496,707)	(77,944)
Proceeds from short-term bank loans	1,540,166	241,685	278,487
Proceeds from IPO, net of offering costs			3,933,393
Proceeds from follow-on offering, net of offering costs			1,876,316
Proceeds from loans due to related parties	1,192,455	187,122
Repayment of loan due to a related party				(225,000)
Proceeds from exercise of options	50,924	7,991	11,227	20,899
Proceeds from redeemable convertible preferred shares, net of issuance costs			124,730	349,395
Net cash generated from financing activities	2,212,487	347,187	6,124,153	64,507
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(50,048)	(7,854)	(118,306)	7,570
Net increase in cash, cash equivalents, and restricted cash	1,081,995	169,789	1,519,717	508,622
Cash, cash equivalents, and restricted cash at beginning of year	3,424,674	537,406	2,023,263	1,507,071
Cash, cash equivalents, and restricted cash at end of year	4,456,621	699,341	3,424,674	2,023,263
Supplemental disclosures of cash flow information:
Restricted cash	239,093	37,519
Income taxes paid	6,874	1,079	6,270	4,277
Interest expense paid	45,844	7,194	9,206	24,143
Cash payments for operating leases	35,214	5,526	60,273
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses and other liabilities	759,391	119,165	181,038	609,363
Acquisitions of equity investments included in accrued expenses and other liabilities				15,500
Settlement of senior executive loans by repurchase of ordinary shares			26,700
Right-of-use assets obtained in exchange for operating lease liabilities	6,915	1,085	¥ 195,890
Purchase consideration included in accrued expenses and other liabilities	1,328,508	208,472
Series D+ redeemable convertible preferred shares issuance costs included in accrued expenses and other liabilities				¥ 10,276
Non-cash acquisition of business	¥ 3,617,083	$ 567,599